Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Deferred Income Taxes [Line Items]
Effective tax rate	2.03%	2.96%
Tax provision	$ 26,500,000
Deferred tax liabilities for unremitted earnings	0
Unremitted earnings	1,127,100,000	$ 695,900,000
Canadian Non Capital Tax Losses
Disclosure Of Deferred Income Taxes [Line Items]
Unrecognized deferred tax assets	$ 100,220,000	77,560,000
Expiry term on non capital loss applied against earnings	20 years
Foreign subsidiary non capital losses [Member]
Disclosure Of Deferred Income Taxes [Line Items]
Unrecognized deferred tax assets	$ 1,193,620,000	610,060,000
Carried Forward for up to 9 years [Member]
Disclosure Of Deferred Income Taxes [Line Items]
Unrecognized deferred tax assets	1,170,090,000	582,640,000
Minimum
Disclosure Of Deferred Income Taxes [Line Items]
Total tax contributions	$ 190,000,000	$ 160,000,000